Share-Based Payments (Details 2) - $ / shares	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Restricted Shares and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	596,889
Granted Restricted Shares and Deferred Stock Units and Performance Units	97,922	109,091	167,134
Converted Restricted Shares and Deferred Stock Units and Performance Units	75,848
Vested Restricted Shares and Deferred Stock Units and Performance Units	(216,145)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(8,772)
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	545,742	596,889
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 91.21
Granted Weighted Average Grant Date Fair Value (in dollars per share)	113.57	$ 104.82	$ 101.08
Converted Weighted Average Grant Date Fair Value (in dollars per share)	111.41
Vested Weighted Average Grant Date Fair Value (in dollars per share)	86.55
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	105.24
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 99.65	$ 91.21
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	75,848
Granted Restricted Shares and Deferred Stock Units and Performance Units	121,936	75,848	101,020
Converted Restricted Shares and Deferred Stock Units and Performance Units	75,848
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	121,936	75,848
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 111.41
Granted Weighted Average Grant Date Fair Value (in dollars per share)	132.46
Converted Weighted Average Grant Date Fair Value (in dollars per share)	111.41
Vested Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 132.46	$ 111.41